Shareholder Report, Holdings (Details)	Jun. 30, 2024
Boston Trust Walden International Equity Fund | Nestle SA (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Boston Trust Walden International Equity Fund | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Boston Trust Walden International Equity Fund | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Boston Trust Walden International Equity Fund | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Boston Trust Walden International Equity Fund | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Walden International Equity Fund | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Walden International Equity Fund | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Walden International Equity Fund | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Boston Trust Walden International Equity Fund | Insurance Australia Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Walden International Equity Fund | RELX PLC (London Exchange) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden International Equity Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Boston Trust Walden International Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Boston Trust Walden International Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Boston Trust Walden International Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Boston Trust Walden International Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Boston Trust Walden International Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Boston Trust Walden International Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Boston Trust Walden International Equity Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Boston Trust Walden International Equity Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Boston Trust Walden International Equity Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Boston Trust Walden International Equity Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden International Equity Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Boston Trust Walden Small Cap Fund | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Boston Trust Walden Small Cap Fund | Littelfuse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Walden Small Cap Fund | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Boston Trust Walden Small Cap Fund | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Boston Trust Walden Small Cap Fund | Cactus, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden Small Cap Fund | Donaldson Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden Small Cap Fund | Progress Software Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden Small Cap Fund | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden Small Cap Fund | AptarGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden Small Cap Fund | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden Small Cap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Boston Trust Walden Small Cap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Boston Trust Walden Small Cap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Boston Trust Walden Small Cap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Boston Trust Walden Small Cap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Boston Trust Walden Small Cap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Boston Trust Walden Small Cap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Boston Trust Walden Small Cap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Boston Trust Walden Small Cap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Boston Trust Walden Small Cap Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Boston Trust Walden Small Cap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Boston Trust Walden Small Cap Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Boston Trust Walden SMID Cap Fund | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Walden SMID Cap Fund | Donaldson Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden SMID Cap Fund | AptarGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden SMID Cap Fund | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Walden SMID Cap Fund | TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Walden SMID Cap Fund | Waters Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Walden SMID Cap Fund | IDEX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden SMID Cap Fund | A O Smith Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden SMID Cap Fund | SEI Investments Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden SMID Cap Fund | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden SMID Cap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Boston Trust Walden SMID Cap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Boston Trust Walden SMID Cap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Boston Trust Walden SMID Cap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Boston Trust Walden SMID Cap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Boston Trust Walden SMID Cap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Boston Trust Walden SMID Cap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Boston Trust Walden SMID Cap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Boston Trust Walden SMID Cap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Boston Trust Walden SMID Cap Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Boston Trust Walden Midcap Fund | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden Midcap Fund | SEI Investments Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden Midcap Fund | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Boston Trust Walden Midcap Fund | Paychex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Boston Trust Walden Midcap Fund | Teradyne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Walden Midcap Fund | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden Midcap Fund | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden Midcap Fund | ANSYS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden Midcap Fund | FactSet Research Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden Midcap Fund | W.W. Grainger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden Midcap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Boston Trust Walden Midcap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Boston Trust Walden Midcap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Boston Trust Walden Midcap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Boston Trust Walden Midcap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Boston Trust Walden Midcap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Boston Trust Walden Midcap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Boston Trust Walden Midcap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Boston Trust Walden Midcap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Walden Midcap Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Boston Trust Walden Midcap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Boston Trust Walden Midcap Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Boston Trust Walden Equity Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Boston Trust Walden Equity Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Boston Trust Walden Equity Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Boston Trust Walden Equity Fund | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Boston Trust Walden Equity Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Boston Trust Walden Equity Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Boston Trust Walden Equity Fund | Accenture PLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Boston Trust Walden Equity Fund | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Boston Trust Walden Equity Fund | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Boston Trust Walden Equity Fund | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Boston Trust Walden Equity Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Boston Trust Walden Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Boston Trust Walden Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Boston Trust Walden Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Boston Trust Walden Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Boston Trust Walden Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Boston Trust Walden Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Boston Trust Walden Equity Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Boston Trust Walden Equity Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Boston Trust Walden Equity Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Boston Trust Walden Equity Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Boston Trust Walden Balanced Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Boston Trust Walden Balanced Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Boston Trust Walden Balanced Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Boston Trust Walden Balanced Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Boston Trust Walden Balanced Fund | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Walden Balanced Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Walden Balanced Fund | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Boston Trust Walden Balanced Fund | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Boston Trust Walden Balanced Fund | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Boston Trust Walden Balanced Fund | U.S. Treasury Inflation Indexed Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Boston Trust Walden Balanced Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Boston Trust Walden Balanced Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Boston Trust Walden Balanced Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Boston Trust Walden Balanced Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Boston Trust Walden Balanced Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Boston Trust Walden Balanced Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Boston Trust Walden Balanced Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Boston Trust Walden Balanced Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Walden Balanced Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Boston Trust Walden Balanced Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Boston Trust Walden Balanced Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Boston Trust Walden Balanced Fund | U.S. Government U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Boston Trust Walden Balanced Fund | Municipal Bonds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Boston Trust SMID Cap Fund | Donaldson Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust SMID Cap Fund | AptarGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust SMID Cap Fund | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust SMID Cap Fund | Waters Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust SMID Cap Fund | SEI Investments Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust SMID Cap Fund | Service Corp. International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust SMID Cap Fund | Nordson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Boston Trust SMID Cap Fund | Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Boston Trust SMID Cap Fund | Cooper (The) Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Boston Trust SMID Cap Fund | ExlService Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Boston Trust SMID Cap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Boston Trust SMID Cap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Boston Trust SMID Cap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Boston Trust SMID Cap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Boston Trust SMID Cap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Boston Trust SMID Cap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Boston Trust SMID Cap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Boston Trust SMID Cap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Boston Trust SMID Cap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Boston Trust SMID Cap Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Boston Trust SMID Cap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Boston Trust SMID Cap Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Boston Trust Midcap Fund | SEI Investments Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Midcap Fund | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Midcap Fund | Paychex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Boston Trust Midcap Fund | Teradyne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Midcap Fund | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Midcap Fund | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Midcap Fund | ANSYS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Midcap Fund | Cooper (The) Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Midcap Fund | Marathon Oil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Midcap Fund | TE Connectivity Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Boston Trust Midcap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Boston Trust Midcap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Boston Trust Midcap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Boston Trust Midcap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Boston Trust Midcap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Boston Trust Midcap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Boston Trust Midcap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Boston Trust Midcap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Boston Trust Midcap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Midcap Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Boston Trust Midcap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Boston Trust Midcap Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Boston Trust Equity Fund | W.W. Grainger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Equity Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Boston Trust Equity Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Boston Trust Equity Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Boston Trust Equity Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Boston Trust Equity Fund | Accenture PLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Boston Trust Equity Fund | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Boston Trust Equity Fund | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Boston Trust Equity Fund | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Equity Fund | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Equity Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Boston Trust Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Boston Trust Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Boston Trust Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Boston Trust Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Boston Trust Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Boston Trust Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Equity Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Boston Trust Equity Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Boston Trust Equity Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Boston Trust Equity Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Boston Trust Asset Management Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Boston Trust Asset Management Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Boston Trust Asset Management Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Boston Trust Asset Management Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Boston Trust Asset Management Fund | Accenture PLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Boston Trust Asset Management Fund | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Boston Trust Asset Management Fund | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Boston Trust Asset Management Fund | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Boston Trust Asset Management Fund | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Boston Trust Asset Management Fund | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Boston Trust Asset Management Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Boston Trust Asset Management Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Boston Trust Asset Management Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Boston Trust Asset Management Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Boston Trust Asset Management Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Boston Trust Asset Management Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Boston Trust Asset Management Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Asset Management Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Boston Trust Asset Management Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Boston Trust Asset Management Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Boston Trust Asset Management Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Asset Management Fund | U.S. Government U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%